Related Party Notes Payable	12 Months Ended
Dec. 31, 2015
Related Party Notes Payable [Abstract]
Related Party Notes Payable
9.	Related Party Notes Payable

On March 26, 2009, the Company entered into a $50,000 revolving credit promissory note (the “Revolver”) with Vector Group Ltd. (“Vector”), a principal stockholder of the Company. On January 26, 2011, the Company and Vector entered into an amendment to the Revolver increasing the amount that the Company may borrow from $50,000 to $100,000. The loan bears interest at 11% per annum and was due on December 31, 2013. During January 2014, the Revolver was extended from December 31, 2013 to June 30, 2015. The Revolver is currently in default but the Company has obtained waivers from the Convertible Debenture holders in regards to a cross default provision outlined in the underlying agreements. As of December 31, 2015 and 2014, the balance due to Vector amounted to $73,500. As of December 31, 2015 and 2014, accrued interest related to the Revolver amounted to $43,301 and $36,833, respectively, and is included in accrued interest, related party on the accompanying consolidated balance sheets. Due to the Company filing a voluntary petition for relief under Chapter 11 of Title 11 of the Bankruptcy Court, interest stopped accruing on October 15, 2015. Additional contractual interest through December 31, 2015 would have resulted in $1,729 of additional interest. Subsequent to December 31, 2015, in connection with the Plan, the Revolver was treated as an unsecured claim and paid in accordance with the Plan as disclosed in Note 20.

Interest expense for other related party notes payable amounted to $6,468 and $8,197 for the years ended December 31, 2015 and 2014, respectively.